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                             VANGUARD HORIZON FUNDS
                          GLOBAL ASSET ALLOCATION FUND
                               GLOBAL EQUITY FUND

                    VANGUARD INTERNATIONAL STOCK INDEX FUNDS
                            EUROPEAN STOCK INDEX FUND
                            PACIFIC STOCK INDEX FUND
                        EMERGING MARKETS STOCK INDEX FUND

                        VANGUARD INTERNATIONAL VALUE FUND

                        VANGUARD VARIABLE INSURANCE FUND
                             INTERNATIONAL PORTFOLIO

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

                                  JULY 15, 1999


Effective July 15, 1999, the custodian of each of the above funds was replaced by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts
02109-3661. Brown Brothers has assumed all responsibilities of the prior custodians. To learn more about custodians of other funds, see the "Service Providers" section in a fund's Statement of Additional Information.




















                                                                BSMFN-07/15/1999